Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables
Schedule of trade and other receivables

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Indirect tax receivable	377	1,781	—
Other receivables	515	5	53
Trade receivable due from related parties	6,418	31,456	—
	7,310	33,242	53